Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2014
Depreciable lives
Turnaround period	5 years
Mobile and office equipment | Minimum
Depreciable lives
Depreciable life	3 years
Mobile and office equipment | Maximum
Depreciable lives
Depreciable life	12 years
Production facilities and related assets | Minimum
Depreciable lives
Depreciable life	3 years
Production facilities and related assets | Maximum
Depreciable lives
Depreciable life	25 years
Land improvements | Minimum
Depreciable lives
Depreciable life	10 years
Land improvements | Maximum
Depreciable lives
Depreciable life	20 years
Buildings | Minimum
Depreciable lives
Depreciable life	10 years
Buildings | Maximum
Depreciable lives
Depreciable life	45 years